EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT COMPANY - OUTSTANDING RSUS (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017 shares	Dec. 31, 2016	Jul. 01, 2016	Dec. 31, 2015	Dec. 31, 2015 shares
2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding					871,649,000
Forfeited			(871,649,000)
Vested			0
2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding		861,863
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	0		0		119,634,000
Forfeited			(15,880,000)
Vested			(103,754,000)
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	1,148,625		1,148,625	1,367,896		1,367,896
Forfeited	(219,271)	(219,271)
Time Restricted Stock Units ("RSU") (equity settled) | 2016 Extraordinary Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	27,986		27,986	82,157		0
Forfeited	(24,324)	(27,986)
Vested			(54,171)
Granted			82,157
Time Restricted Stock Units ("RSU") (equity settled) | 2016 Extraordinary Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	861,863		861,863
Time Restricted Stock Units ("RSU") (equity settled) | 2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding		886,187
Forfeited		(24,324)
Performance RSU (equity settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance based vesting conditions		For the Time RSU, the Management has made the following assumptions regarding the service conditions: The 2016 Grant: • For the first, second and third year, it is expected that 80% of the holders of the Time RSUs will meet the service condition for three years. The 2017 Grant: • For the first, second and third year, it is expected that 80% of the holders of the Time RSUs will meet the service condition for three years.
Performance RSU (equity settled) | 2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding					871,649	871,649
Forfeited		(871,649)
Vested		0